Debt - Intercompany Note and Intercompany Revolver - Narrative (Details) - Lions Gate Television Inc.	12 Months Ended
Mar. 31, 2025 Increase
LGTV Term Loan A | Revolving Credit Facility
Debt Instrument [Line Items]
Number of possible increases in margin	2
Effective interest rate (as percent)	6.17%
LGTV Term Loan A | Revolving Credit Facility | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)	0.00%
LGTV Term Loan A | Revolving Credit Facility | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	0.75%
LGTV Term Loan A | Revolving Credit Facility | LIBOR
Debt Instrument [Line Items]
Potential increase in interest rate if certain leverage ratios are met, total	50.00%
Potential increase in interest rate upon certain increases to leverage ratios, per increase	25.00%
LGTV Term Loan A | Term Loans
Debt Instrument [Line Items]
Quarterly principal payment (as percent)	1.75%
Quarterly principal payment percent, year two	2.50%
LGTV Term Loan B | Term Loans | SOFR
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	0.10%
LGTV Term Loan B | Term Loans | SOFR | Minimum
Debt Instrument [Line Items]
Coupon rate (as percent)	0.00%
LGTV Term Loan B | Term Loans | Applicable Margin
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	2.25%
LGTV Term Loan B | Term Loans | Base Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate (as percent)	1.25%